10. DERIVATIVE LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Derivative liability-Debentures	$ 3,701	$ 2,794
Level 1
Derivative liability-Debentures
Level 2
Derivative liability-Debentures
Level 3
Derivative liability-Debentures	2,794
Level 1
Derivative liability-Debentures
Level 2
Derivative liability-Debentures
Level 3
Derivative liability-Debentures	$ 3,701